Goodwill - Summary of Movement in Goodwill by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 353,645
Ending balance	356,350	$ 353,645
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill arising on acquisitions	(530)
Translation adjustment	3,235
Ending balance	356,350
Gross carrying value [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 353,645	123,537
Goodwill arising on acquisitions		238,725
Translation adjustment		(8,617)
Ending balance		$ 353,645